Warrant Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Warrant liabilities	$ 8,836		$ 11,240	$ 0
Change in fair value of warrant liability	$ 2,404	$ 0	$ 26,405	$ 0	$ 0
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	11,887,500		11,887,500
Change in fair value of warrant liability	$ 1,900		$ 19,300
Private Unit Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	3,451,937		3,451,937
Change in fair value of warrant liability	$ (500)		$ (7,100)